RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amount Due To Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amounts due from related parties [Line Items]
Amounts due to related parties	$ 36	$ 37
Mapbar Technology Limited, equity investee of the Company [Member]
Amounts due from related parties [Line Items]
Amounts due to related parties	$ 36	$ 37